Cover Document	May 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2021
Entity Registrant Name	IRON MOUNTAIN INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13045
Entity Tax Identification Number	23-2588479
Entity Address, Address Line One	One Federal Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	2110
City Area Code	617
Local Phone Number	535-4766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	IRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001020569
Amendment Flag	false
Current Fiscal Year End Date	--12-31